FURNITURE AND EQUIPMENT (Details Textual) (USD $)	12 Months Ended		67 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Depreciation	$ 14,329	$ 9,300	$ 31,641